INCOME TAXES (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Income Tax [Line Items]
Statutory domestic (Chile) income tax rate	27.00%	27.00%	27.00%
Tax Expense at statutory tax rate	$ (228,514)	$ (387,319)	$ (18,131)
Tax effect of foreign tax rates	8,853	(9,984)	(4,201)
Tax effect of income exempt from taxation	80,229	62,879	5,821
Tax effect of not deductible expenses	(40,149)	(29,050)	(35,113)
Tax rate effect of previously unrecognized tax loss	81	0	11,628
Tax effect of a new evaluation of deferred tax assets	1,557	13,345	826
Tax effect of change in tax rates	0	(46,215)	0
Tax effect of tax provided in excess in prior periods	4,716	(2,036)	653
Other tax rate effects	31,106	(4,534)	(3,331)
Total adjustments to tax expense at applicable tax rate	86,393	(15,595)	(23,717)
Tax benefit (expense) at effective tax rate	$ (142,121)	$ (402,914)	$ (41,848)